Related Party Transactions (Details) - Schedule of Transactions with Key Management Personnel - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Transactions with Key Management Personnel [Abstract]
Key Management Remuneration	$ 299,382	$ 1,079,324	$ 3,572,602	$ 1,148,206	$ 259,035	$ 116,481
Director Professional fees		487,885	898,640		121,467	121,970
Short term accommodation expense				69,521	45,482	26,264
Total	$ 299,382	$ 1,567,209	$ 4,471,242	$ 1,217,727	$ 425,984	$ 264,715